Restricted Cash	12 Months Ended
Mar. 31, 2013
Text Block [Abstract]
Restricted Cash
5.	RESTRICTED CASH

As of March 31, 2013 and 2012, time deposits of RMB90,640,000 (equivalent to US$14,592,289) and RMB28,649,739 (equivalent to US$4,546,062) respectively were deposited with and pledged to banks to secure credit facilities granted to the Company, including revolving bank loans.